Ordinary Shares and Equity Incentive Plan - Schedule of Ordinary Shares Reserved for Issuance (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	41,546,857	43,647,083
2013 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	15,981,269	20,062,824
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	8,766,560	8,674,132	13,951,037
2021 Equity Incentive Plan | Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	16,299,528	13,134,652
Warrants To Purchase Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)	499,500	1,775,475